CONSOLIDATED STATEMENT OF PROFIT OR LOSS - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Revenue	₺ 158,854,007	₺ 148,656,399	₺ 130,238,756
Revenue from financial services	7,817,357	5,996,632	4,736,403
Total revenue	166,671,364	154,653,031	134,975,159
Cost of revenue	(120,434,191)	(118,737,471)	(116,023,760)
Cost of revenue from financial services	(5,108,423)	(3,144,251)	(1,906,161)
Total cost of revenue	(125,542,614)	(121,881,722)	(117,929,921)
Gross profit	38,419,816	29,918,928	14,214,996
Gross profit from financial services	2,708,934	2,852,381	2,830,242
Total gross profit	41,128,750	32,771,309	17,045,238
Other income	251,419	1,274,549	503,315
Selling and marketing expenses	(10,948,678)	(8,204,102)	(6,631,018)
Administrative expenses	(6,919,862)	(4,951,496)	(3,724,122)
Net impairment losses on financial and contract assets	(1,021,230)	(1,455,575)	(898,004)
Other expenses	(2,577,904)	(8,154,995)	(2,031,367)
Operating profit	19,912,495	11,279,690	4,264,042
Finance income	10,378,433	18,283,669	5,714,055
Finance costs	(17,025,890)	(28,777,024)	(17,252,049)
Monetary gain (loss)	5,850,537	5,510,752	11,214,047
Net finance costs	(796,920)	(4,982,603)	(323,947)
Share of (loss)/ profit of equity accounted investees	(3,162,643)	2,202,029	753,977
Profit before income tax	15,952,932	8,499,116	4,694,072
Income tax (expense)/ benefit	(4,866,033)	6,750,994	4,021,332
Profit from continuing operations	11,086,899	15,250,110	8,715,404
Profit from discontinued operations	12,427,963	2,843,793	1,216,203
Profit for the year	23,514,862	18,093,903	9,931,607
Profit for the year is attributable to:
Owners of the Company	23,523,425	18,125,305	9,933,888
Non-controlling interests	(8,563)	(31,402)	(2,281)
Profit for the year	₺ 23,514,862	₺ 18,093,903	₺ 9,931,607
Basic earnings per share for profit attributable to owners of the Company (in full TL)	₺ 10.79	₺ 8.31	₺ 4.55
Diluted earnings per share for profit attributable to owners of the Company (in full TL)	10.79	8.31	4.55
Basic earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	5.09	7.00	3.99
Diluted earnings per share for profit from continuing operations attributable to owners of the Company (in full TL)	5.09	7	3.99
Basic earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	5.70	1.30	0.56
Diluted earnings per share for profit from discontinued operations attributable to owners of the Company (in full TL)	₺ 5.7	₺ 1.3	₺ 0.56